SHARE BASED COMPENSATION EXPENSES	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION EXPENSES

NOTE 12 – SHARE BASED COMPENSATION EXPENSES

Share options

a) Description of share option plans

On October 31, 2018, the Company’s board of directors and shareholders adopted a 2018 Omnibus Equity Incentive Plan for the Company.

On February 1, 2019, the Company entered into share option agreements, an Incentive Share Option (“Option”) to purchase ordinary shares of the Company, with the senior management team of the Company, as part of the Company’s equity incentive plan, granting options to purchase a total number of 1,700,000 ordinary shares of the Company. The option shares were distributed to the President, Chief Executive Officer, Chief Operating Officer, Chief Business Development Officer and Chief Investment Officer of the Company, with the exercise price per share equal to the price per ordinary share paid by public investors in the Company’s registered IPO.

In connection with the Reverse Stock Split, the total number of share options granted on February 1, 2019, decreased from 1,700,000 to 637,500.

On December 19, 2019, associated with the Company’s registered IPO, a mutual understanding between the Company and the executive management, about the nature of the compensatory and equity relationships established by the Option award were established. 637,500 share options were granted to the executive management with an exercise price of $11.00.

On December 16, 2024, the Company entered into share option agreements (the “Option Agreements”) with certain officers and directors (the “Optionees”) under its 2018 Omnibus Equity Incentive Plan (as the same may be amended from time to time, the “Plan”), effective as of December 16, 2024 (“Date of Grant”). The Option Agreements contained substantially similar terms and conditions, pursuant to which the Optionees were granted options (“Options”) under the Plan to purchase an aggregate of 440,000 ordinary shares (the “Option Shares”), par value $0.00267 per share, of the Company at the exercise price of $2.79 per share. The Options shall vest and become exercisable immediately on the Date of Grant and expire on December 16, 2029 if the shareholder owns 10% of the shareholding and December 16, 2034 for other shareholders.

b) Valuation assumptions

The estimated fair value of each share option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Date of grant
Expected volatility	96.49% - 137.87%
Risk-free interest rate	1.79-4.39%
Expected term from grant date (in years)	3.50-10.00
Dividend rate	-
Dilution factor	0.9203-1.379
Fair value	$2.48-$8.26

The expected volatility at each grant date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the share options. The weighted average volatility is the expected volatility at the grant date weighted by the number of share options. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. The contractual term is the remaining contract life of the share options. The Company estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US dollars at the share option grant date.

c) Share options activities

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)
Outstanding as of December 31, 2021	637,500	$11.00	6.80	-
Granted	-	-	-	-
Exercised	(437,500)	-	-	-
Forfeited	-	-	-	-
Vested as of December 31, 2022	200,000	$11.00	5.80	-
Outstanding as of December 31, 2022	200,000	$11.00	5.80	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2023	200,000	$11.00	4.80	-
Granted	440,000	-	-	-
Exercised	-	-	-	-
Forfeited/Cancelled	(50,000)	-	-	-
Outstanding as of December 31, 2024	590,000	$4.88	7.85	-

On March 3, 2022, certain of the Company’s executive officers exercised 437,500 vested options to purchase restricted ordinary shares on a “net share settlement” basis. 199,259 shares were issued upon exercise.

On December 19, 2024, 50,000 options of the Company’s Chief Executive Officer have gone expired.

For the years ended December 31, 2024, 2023 and 2022, share-based compensation expenses recognized associated with share options granted by the Company were $1,227,600, nil, and $526,496, respectively. As of December 31, 2024, 2023 and 2022, there no unrecognized share-based compensation related to the share options granted to the Company’s executive management and no share-based compensation expenses are expected to be recognized in future years.

Restricted shares

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation: Overall.

In accordance with ASC 718, it is required that the Company measures compensation cost for stock-based employee compensation at fair value at the grant date and recognizes the expense over the employees’ remaining service period. The volatility is based on the historical volatility of our stock for the last five years. The expected life assumption is primarily with maximum 10 years or 5 years to a shareholder with 10% shareholding. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company utilizes the Black-Scholes model in estimating the fair value of options.

On April 15, 2020, the Company issued 31,818 ordinary shares to ARC Group Ltd. as a compensation for the advisory services provided in connection with the Company’s initial public offering, the fair market value of the shares was $3.51 on the issuance date; On the same date, the Company also issued 12,500 ordinary shares to TraDitigal Marketing Group, Inc. as a compensation for the marketing services provided in connection with the Company’s initial public offering, the fair market value of the shares was also $3.51. Those shares were not subject to any restriction as of the date of this report.

On January 1, 2022, the Company issued 60,000 of the Company’s restricted ordinary shares to Frank C. Ingriselli, the Company’s President, pursuant to his employment agreement with the Company, with 30,000 shares vesting on July 1, 2022 and 30,000 shares vesting on January 1, 2023. Such ordinary shares were valued at $2.85 per share, which was based on the closing price of the shares traded on the NYSE American exchange on January 3, 2022. Those shares were not subject to any restriction as of the date of this report.

On April 28, 2022, the Company issued 2,105 ordinary shares to Srax, Inc. as compensation for the advisory services provided in connection with the Company’s investor relations efforts. Such ordinary shares were valued at $19.00 per share, which was based on the closing price of the shares traded on the NYSE American exchange on April 28, 2022. Those shares were not subject to any restriction as of the date of this report.

On January 30, 2024, the Company issued 60,000 of the Company’s restricted ordinary shares to Frank Ingriselli, the Company’s President, pursuant to his employment agreement with the Company, with 30,000 shares vesting on July 1, 2024 and 30,000 shares vesting on January 1, 2025 . Such ordinary shares were valued at $2.70 per share, which was based on the closing price of the shares traded on the NYSE American exchange on January 30, 2024.

On June 20, 2024, the Company issued 25,000 of the Company’s restricted ordinary shares to the Money Channel NYC, INC in exchange for services. Those shares were not subject to any restriction as of the date of this report.

The Company has recorded compensation of employee and non-employee services associated with above issuance of ordinary shares of $228,893, nil and $210,773 for the years ended December 31, 2024, 2023 and 2022, respectively. Those shares were not subject to any restriction as of the date of this report.